UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter End: December 31, 2001


                          Pamet Capital Management, LLC
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Name of Institutional Investment Manager


                425 Boylston Street           Boston        MA          02116
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Business Address         (Street)             (City)      (State)       (Zip)


13F File Number: ___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:

Jason Price                   Chief Financial Officer               617-646-6100
--------------------------------------------------------------------------------
(Name)                                 (Title)                         (Phone)



Signature, Place and Date of Signing:

/s/ Jason Price
-------------------------------------
Jason Price
425 Boylston Street, Boston, MA 02116
2/12/2002


Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Number of Other Included Managers:  1
                                  -----

List of Other Included Managers: Abrams Capital, LLC
                                ---------------------

Form 13F Information Table Entry Total:  37
                                       ------

Form 13F Information Table Value Total: 122,889,000
                                       -------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          PAMET CAPITAL MANAGEMENT, LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/01


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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Arbition Inc.                         COM       03875Q108      840    24600             24600              24600
Arbition Inc.                         COM       03875Q108    12817   375300            375300      1      375300
Baycorp Holdings Corp.                COM       072728108     1367   145400            145400             145400
Berkshire Hathaway Inc. Del          CL B       084670207      396      157               157                157
Berkshire Hathaway Inc. Del          CL A       084670108     3402       45                45      1          45
Berkshire Hathaway Inc. Del          CL B       084670207     2558     1013              1013      1        1013
Block H&R Inc.                        COM       093671105      599    13400             13400              13400
Block H&R Inc.                        COM       093671105     9070   202900            202900      1      202900
Crown Cork & Seal Inc.                COM       228255105       47    18600             18600              18600
Crown Cork & Seal Inc.                COM       228255105      715   281400            281400      1      281400
Echostar Communications Corp.        CL A       278762109     1658    60350             60350              60350
Echostar Communications Corp.        CL A       278762109    15293   556700            556700      1      556700
Erie Indty Co.                       CL A       29530P102      681    17700             17700              17700
Erie Indty Co.                       CL A       29530P102    10471   272042            272042      1      272042
General Mtrs Corp                    CL H       370442832     7659   495700            495700             495700
Gentiva Health Services               COM       37247A102      629    28650             28650              28650
Gentiva Health Services               COM       37247A102     9563   435669            435669      1      435669
Golden State Bancorp Inc.             WRT       381197136      158   134040            134040             134040
Golden State Bancorp Inc.             WRT       381197136     2381  2018036           2018036      1     2018036
Green Mountain Pwr Corp.              COM       393154109     1417    76000             76000              76000
Int'l Speedway Corp.                 CL A       460335201      409    10470             10470              10470
Int'l Speedway Corp.                 CL A       460335201     6136   156930            156930      1      156930
Juno Ltg Inc.                         COM       482047206      249    26319             26319              26319
Juno Ltg Inc.                         COM       482047206     3788   400792            400792      1      400792
Moody's Corp.                         COM       615369105     3021    75800             75800              75800
Morgan Stanley Dean Witter & Co       COM       617446448      389     6950              6950               6950
Morgan Stanley Dean Witter & Co       COM       617446448     5658   101150            101150      1      101150
OPTI Inc.                             COM       683960108       68    22500             22500              22500
OPTI Inc.                             COM       683960108     1193   393565            393565      1      393565
Philip Morris Cos. Inc.               COM       718154107      385     8400              8400               8400
Philip Morris Cos. Inc.               COM       718154107     5846   127500            127500      1      127500
Sirius Satellite Radio Inc.           COM       829664103      312    26800             26800              26800
Sirius Satellite Radio Inc.           COM       829664103     4768   410000            410000      1      410000
Waddell & Reed Finl Inc.             CL A       930059100      333    10350             10350              10350
Waddell & Reed Finl Inc.             CL A       930059100     5059   157100            157100      1      157100
Washington Post Co.                  CL B       939640108      221      416               416                416
Washington Post Co.                  CL B       939640108     3333     6288              6288      1        6288


*  Where shares are reported for "Other  Managers"  designated  in Item 7, all of the  information  provided is with respect to such manager.
